Related Party Transactions - Schedule of Compensation of key Management Personnel (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Compensation of Key Management Personnel [Abstract]
Short term employee benefits and fees	¥ 59,283	$ 8,477	¥ 19,059	¥ 20,118
Equity-settled share-based payment expenses	3,141	449	625	1,763
Post-employment benefits	711	102	977	986
Total	¥ 63,135	$ 9,028	¥ 20,661	¥ 22,867